SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Advertising, Marketing, and Investor Relations	$ 2,306,452	$ 1,159,773
Compliance fees	27,307	47,380
Impairment of accounts receivable	198,513
Contract Work	47,081	214,848
Other	221,299	185,836
Office and Miscellaneous Expenses	$ 2,800,652	$ 1,607,837